Statement to Securityholder

Ally Auto Receivables Trust 2012-4

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2012-4

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	8/15/2012

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2012-4

5. Collateral Summary	Collection Period, Begin:	5/1/2014

	Collection Period, End:	5/31/2014

6. Charge-Off and Delinquency Rates	Determination Date:	6/10/2014

7. Credit Instruments	Distribution Date:	6/16/2014

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2012-4
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02006EAA7	304,000,000.00	0.00	0.30175	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02006EAB5	423,000,000.00	0.00	0.48	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02006EAC3	396,000,000.00	362,483,532.92	0.59	27,950,337.43	178,221.07	28,128,558.50	0.00	0.00	334,533,195.49
A-4	02006EAD1	151,430,000.00	151,430,000.00	0.80	0.00	100,953.33	100,953.33	0.00	0.00	151,430,000.00
B	02006EAE9	40,760,000.00	40,760,000.00	1.68	0.00	57,064.00	57,064.00	0.00	0.00	40,760,000.00
C	02006EAF6	27,170,000.00	27,170,000.00	2.18	0.00	49,358.83	49,358.83	0.00	0.00	27,170,000.00
D	02006EAG4	13,590,000.00	13,590,000.00	3.16	0.00	35,787.00	35,787.00	0.00	0.00	13,590,000.00
Deal Totals		1,355,950,000.00	595,433,532.92		27,950,337.43	421,384.23	28,371,721.66	0.00	0.00	567,483,195.49

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	915.36245687	70.58166018	0.45005321	71.03171338	0.00000000	844.78079669
A-4	1,000.00000000	0.00000000	0.66666664	0.66666664	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.40000000	1.40000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.81666654	1.81666654	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.63333333	2.63333333	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	439.12646699
Ending Aggregate Note Pool Factor:	418.51336369

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2012-4

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	5/15/2014	6/15/2014	Actual/360	N/A	N/A	0.30175000	0.30175000	0.00
A-2	0.00	5/15/2014	6/15/2014	30/360	N/A	N/A	0.48000000	0.48000000	0.00
A-3	362,483,532.92	5/15/2014	6/15/2014	30/360	N/A	N/A	0.59000000	0.59000000	178,221.07
A-4	151,430,000.00	5/15/2014	6/15/2014	30/360	N/A	N/A	0.80000000	0.80000000	100,953.33
B	40,760,000.00	5/15/2014	6/15/2014	30/360	N/A	N/A	1.68000000	1.68000000	57,064.00
C	27,170,000.00	5/15/2014	6/15/2014	30/360	N/A	N/A	2.18000000	2.18000000	49,358.83
D	13,590,000.00	5/15/2014	6/15/2014	30/360	N/A	N/A	3.16000000	3.16000000	35,787.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	178,221.07	0.00	178,221.07	0.00
A-4	0.00	100,953.33	0.00	100,953.33	0.00
B	0.00	57,064.00	0.00	57,064.00	0.00
C	0.00	49,358.83	0.00	49,358.83	0.00
D	0.00	35,787.00	0.00	35,787.00	0.00
Deal Totals	0.00	421,384.23	0.00	421,384.23	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-4
4. Collections and Distributions

Collections
Receipts During the Period	29,846,631.71
Administrative Purchase Payments	18,848.15
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	333,866.83
Other Fees or Expenses Paid	0.00
Total Collections	30,199,346.69

Beginning Reserve Account Balance	3,396,670.84
Total Available Amount	33,596,017.53

Distributions
Total Available Amount	33,596,017.53
Basic Servicing Fee	519,842.24
Aggregate Class A Interest Distributable Amount	279,174.40
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	57,064.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	49,358.83
Third Priority Principal Distributable Amount	773,654.06
Aggregate Class D Interest Distributable Amount	35,787.00
Fourth Priority Principal Distributable Amount	13,590,000.00
Reserve Account Deposit	3,396,670.84
Noteholders' Regular Principal Distributable Amount	13,586,683.37
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	1,306,282.79

Supplemental Servicing Fees	35,301.02
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	7,800.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-4
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	57,516	39,956	39,112
Deal Totals	Aggregate Receivables Principal Balance	1,358,668,336.93	609,020,216.29	581,069,878.86
	Aggregate Amount Financed	1,405,245,987.46	623,810,692.49	594,893,279.57

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.07000000	2.93978796	2.94000574	63.57	63.81	63.83	58.87	39.12	38.28

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.11%	1.21%	0.87%	1.15%	1.05%	1.07%	1.18%	1.06%	1.20%	1.32%	1.37%	1.08%	1.48%	1.35%	1.27%	1.32%	1.14%	1.27%	1.33%	1.19%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.39%	1.34%	1.29%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2012-4

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	609,351,986.03	183,761.39	0.3619%	39,112	47	0.1202%
Preceding	638,987,203.93	109,861.24	0.2063%	39,956	44	0.1101%
Next Preceding	670,121,906.46	179,836.74	0.3220%	40,876	48	0.1174%
Three Month Average			0.2967%			0.1159%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,405,245,987.46	3,813,188.89	0.2714%	31 - 60 days	249	4,210,327.74
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	39	712,665.25
with the prospectus for Ally Auto Receivables Trust 2012-4 related to delinquencies,				> 90 days	8	163,902.41
charge offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	180	2,734,694.08
				Current Period	12	218,327.89
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	12	122,087.65
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status				Ending Inventory	180	2,830,934.32
and charge offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2012-4

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	3,396,670.84	3,396,670.84	0.00	0.00	0.00	3,396,670.84	3,396,670.84

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,718,336.93
Current Overcollateralization	13,586,683.37
Overcollateralization Target	13,586,683.37

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2012-4. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2012-4 will perform in the future.